Condensed Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)				$ (2,314,000)	$ (1,816,000)	$ (4,887,000)	$ (3,657,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Loss on option						1,300,000
Loss on sale of equity securities						129,000	76,000
Change in fair value of convertible notes payable						265,000	73,000
Change in loan allowance						331,000
Gain on investment in equity securities					(34,000)
(Gain) loss on change in fair value of Cizzle option				(1,306,000)	216,000
Gain on change in fair value of Vela option				(748,000)
Loss on issuance of Vela option				1,007,000
Unrealized foreign exchange loss				4,000
Change in reserve for related party uncollectible loan				(240,000)
Loss on related party loan forgiveness				12,000
Loss on change in fair value of convertible notes payable				423,000	148,000
Non-cash reduction of deferred income upon exercise of option liability				(1,480,000)
Interest expense on convertible promissory note				86,000
Gain on warrant remeasurement				(131,000)
Stock-based compensation expense				10,000
Non-cash interest expense				8,000
Amortization of financed Directors and Officers insurance				44,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets				93,000
Accounts payable				6,000
Accrued expenses and other current liabilities				1,604,000	105,000	601,000	1,357,000
Intangible assets					(5,000)	(5,000)
Net cash used in operating activities				(2,922,000)	(1,386,000)	(2,266,000)	(2,151,000)
Cash flows from investing activities:
Proceeds from issuance of option						148,000
Loans to related party				(357,000)	(129,000)	(331,000)
Proceeds from loan repayment - related party				585,000
Net cash used in investing activities				228,000	(129,000)	(183,000)
Cash flows from financing activities:
Proceeds from Merger and related PIPE Financing, net of transaction costs				8,494,000
Issuance of convertible notes payable						928,000	688,000
Proceeds from note payable - Sponsor						179,000
Redemptions of Class A common stock
Sale of units in public offering
Sale of private placement units
Payment of offering costs
Repayment of note payable - Sponsor
Proceeds from issuance of option				498,000
Proceeds from the issuance of notes payable					182,000
Proceeds from issuance of Class B common stock to Sponsor				151,000
Proceeds from issuance of convertible notes payable, carried at fair value				1,468,000	503,000
Proceeds from issuance of convertible promissory note payable, carried at cost				813,000
Interest paid on convertible promissory note, carried at cost				(81,000)
Proceeds from sale of equity securities					830,000	1,341,000	1,210,000
Net cash provided by financing activities				11,343,000	1,515,000	2,448,000	1,898,000
Net change in cash and cash equivalents before effect of exchange rate changes				8,649,000		(1,000)	(253,000)
Effect of exchange rate changes on cash and cash equivalents				(5,000)		1,000	1,000
Net change in cash				8,644,000			(252,000)
Cash at beginning of period							252,000
Cash at end of period				8,644,000
Non-cash financing activities:
Issuance of Conduit Pharmaceuticals Inc. common stock to Cizzle Biotechnology Holding PLC upon exercise of option				151,000
Exchange of Conduit Pharmaceuticals Limited convertible notes for shares of Conduit Pharmaceuticals Inc. common stock in connection with the Merger				3,685,000
Accrued transaction costs				5,738,000
Non-cash directors and officers insurance				1,066,000
FV of shares received related to the sale of future revenue						1,471,000	1,286,000
Net Liabilities assumed in the Merger				6,124,000
Deferred commission payable
Accrued excise tax on January 24, 2023 redemptions
Remeasurement of Class A common stock subject to possible redemption
Deferred offering costs included in accrued offering costs
Prepaid expenses paid by note payable - Sponsor
Deferred offering costs paid by note payable - Sponsor
Class A shares subject to redemption
Initial value of warrant liabilities issued in connection with PIPE Financing and Closing of the Merger				223,000
Fair value of shares received and receivable related to the sale of future revenue					1,281,000
Murphy Canyon Acquisition Corp [Member]
Cash flows from operating activities:
Net income (loss)	(4,381)	(223,442)	(371,075)			398,639
Adjustments to reconcile net income (loss) to net cash used in operating activities
Interest earned on investments held in Trust Account		(939,522)	(201,767)			(1,976,183)
Formation costs paid by note payable - Sponsor	3,994
Changes in operating assets and liabilities:
Deferred offering costs			108,962			108,962
Prepaid expenses	(5,608)	224,133	(478,716)			(245,254)
Accrued formation and offering costs			(15,449)
Accrued expenses		(18,585)	138,645			27,664
Accrued income taxes payable		(263,138)				374,862
Net cash used in operating activities	(5,995)	(1,220,554)	(819,400)			(1,311,310)
Cash flows from investing activities:
Extension deposit into the Trust Account		(389,942)
Withdrawals from Trust Account for redemptions		114,068,280
Withdrawals from the Trust Account for taxes		792,480
Cash deposited into Trust Account			(134,895,000)			(134,895,000)
Net cash used in investing activities		114,470,818	(134,895,000)			(134,895,000)
Cash flows from financing activities:
Deferred offering costs	(45,450)
Proceeds from note payable - Sponsor	75,000	750,000
Redemptions of Class A common stock		(114,068,280)
Sale of units in public offering			132,250,000			132,250,000
Sale of private placement units			7,540,000			7,540,000
Payment of offering costs			(3,109,411)			(3,109,411)
Repayment of note payable - Sponsor			(177,057)			(177,057)
Proceeds from issuance of Class B common stock to Sponsor	25,000
Net cash provided by financing activities	54,550	(113,318,280)	136,503,532			136,503,532
Net change in cash	48,555	(68,016)	789,132			297,222
Cash at beginning of period		345,777	48,555	$ 345,777	$ 48,555	48,555
Cash at end of period	48,555	277,761	837,687			345,777	$ 48,555
Non-cash financing activities:
Deferred commission payable			4,628,750			4,628,750
Accrued excise tax on January 24, 2023 redemptions		1,140,683
Remeasurement of Class A common stock subject to possible redemption		$ 405,994	$ 101,766
Deferred offering costs included in accrued offering costs	15,449
Prepaid expenses paid by note payable - Sponsor	50,000
Deferred offering costs paid by note payable - Sponsor	47,875
Class A shares subject to redemption						$ 136,771,183